Hartford Large Cap Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hartford Large Cap Growth ETF | Hartford Large Cap Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	40.86%	42.29%	(36.59%)